UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05989)

Exact name of registrant as specified in charter:	Putnam Global Utilities Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2012

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments:

Putnam Global Utilities Fund

The fund's portfolio
11/30/12 (Unaudited)

COMMON STOCKS (94.2%)(a)
	Shares	Value

Air freight and logistics (1.7%)

Deutsche Post AG (Germany)	167,384	$3,474,355

		3,474,355
Electric utilities (39.6%)

American Electric Power Co., Inc.	214,550	9,150,556

Duke Energy Corp.	49,500	3,159,090

Edison International	259,235	11,790,008

Energias de Portugal (EDP) SA (Portugal)	1,035,735	2,621,313

Entergy Corp.	11,607	737,509

Exelon Corp.	25,300	764,566

FirstEnergy Corp.	184,900	7,850,854

Iberdrola SA (Spain)	965,378	4,796,098

ITC Holdings Corp.	31,000	2,435,050

NextEra Energy, Inc.	184,700	12,690,737

Northeast Utilities	25,705	995,812

NV Energy, Inc.	163,025	2,988,248

OGE Energy Corp.	23,000	1,313,990

Pinnacle West Capital Corp.	9,824	505,543

Power Grid Corp. of India, Ltd. (India)	480,976	1,042,505

PPL Corp.	330,684	9,705,575

SSE PLC (United Kingdom)	348,852	7,964,517

		80,511,971
Gas utilities (7.7%)

China Resources Gas Group, Ltd. (China)	1,302,000	2,808,888

Questar Corp.	56,300	1,104,606

Snam SpA (Italy)	551,343	2,437,969

Tokyo Gas Co., Ltd. (Japan)	1,894,000	9,305,150

		15,656,613
Independent power producers and energy traders (11.7%)

AES Corp. (The)	422,448	4,507,520

Calpine Corp.(NON)	546,500	9,432,590

Electric Power Development Co., Ltd. (Japan)	110,100	2,787,392

NRG Energy, Inc.	338,700	7,146,570

		23,874,072
Multi-utilities (24.8%)

Alliant Energy Corp.	44,534	1,996,014

Ameren Corp.	65,859	1,973,794

Centrica PLC (United Kingdom)	1,813,027	9,466,556

Dominion Resources, Inc.	67,300	3,439,703

E.ON AG (Germany)	179,758	3,237,914

GDF Suez (France)	146,950	3,305,350

National Grid PLC (United Kingdom)	837,073	9,454,876

National Grid PLC ADR (United Kingdom)	123,100	6,972,384

PG&E Corp.	92,856	3,802,453

Sempra Energy	84,843	5,804,958

Wisconsin Energy Corp.	27,256	1,022,918

		50,476,920
Oil, gas, and consumable fuels (2.0%)

EQT Corp.	29,700	1,783,782

Origin Energy, Ltd. (Australia)	205,998	2,360,474

		4,144,256
Water utilities (6.7%)

American Water Works Co., Inc.	153,968	5,876,959

Severn Trent PLC (United Kingdom)	93,961	2,431,216

United Utilities Group PLC (United Kingdom)	487,194	5,319,504

		13,627,679

Total common stocks (cost $179,670,388)		$191,765,866

SHORT-TERM INVESTMENTS (5.8%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.16%(AFF)	10,197,971	$10,197,971

SSgA Prime Money Market Fund 0.10%(P)	390,000	390,000

U.S. Treasury Bills with effective yields ranging from 0.175% to 0.187%, May 2, 2013	$478,000	477,761

U.S. Treasury Bills with effective yields ranging from 0.170% to 0.172%, May 30, 2013(SEGSF)	375,000	374,759

U.S. Treasury Bills with effective yields ranging from 0.094% to 0.095%, December 13, 2012	371,000	370,988

Total short-term investments (cost $11,811,268)		$11,811,479

TOTAL INVESTMENTS

Total investments (cost $191,481,656)(b)		$203,577,345

FORWARD CURRENCY CONTRACTS at 11/30/12 (aggregate face value $90,397,887) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	12/20/12	$877,623	$873,984	$3,639
	Australian Dollar	Sell	12/20/12	877,623	873,676	(3,947)
	British Pound	Sell	12/20/12	2,515,969	2,536,419	20,450
	Euro	Buy	12/20/12	2,469,657	2,464,799	4,858
Barclays Bank PLC
	British Pound	Buy	12/20/12	262,427	264,558	(2,131)
	Euro	Buy	12/20/12	4,608,786	4,600,219	8,567
	Hong Kong Dollar	Buy	12/20/12	4,321,652	4,321,878	(226)
	Japanese Yen	Buy	12/20/12	3,395,430	3,495,778	(100,348)
Citibank, N.A.
	Australian Dollar	Buy	12/20/12	695,428	691,750	3,678
	British Pound	Sell	12/20/12	4,206,205	4,240,231	34,026
	Euro	Buy	12/20/12	1,584,608	1,517,150	67,458
Credit Suisse AG
	British Pound	Buy	12/20/12	1,537,074	1,549,162	(12,088)
	Euro	Buy	12/20/12	5,580,727	5,569,110	11,617
	Japanese Yen	Sell	12/20/12	3,243,209	3,335,863	92,654
	New Zealand Dollar	Buy	12/20/12	386,261	387,402	(1,141)
Deutsche Bank AG
	Euro	Sell	12/20/12	2,732,934	2,728,149	(4,785)
Goldman Sachs International
	Australian Dollar	Buy	12/20/12	898,782	894,608	4,174
	Australian Dollar	Sell	12/20/12	898,782	893,998	(4,784)
	British Pound	Sell	12/20/12	115,192	116,097	905
	Euro	Buy	12/20/12	242,725	259,088	(16,363)
	Japanese Yen	Buy	12/20/12	585,350	602,159	(16,809)
HSBC Bank USA, National Association
	Australian Dollar	Buy	12/20/12	799,554	795,790	3,764
	British Pound	Buy	12/20/12	1,110,109	1,119,172	(9,063)
	Euro	Buy	12/20/12	378,266	377,400	866
	Hong Kong Dollar	Buy	12/20/12	3,485,735	3,486,025	(290)
JPMorgan Chase Bank N.A.
	British Pound	Sell	12/20/12	3,390,246	3,411,311	21,065
	Canadian Dollar	Buy	12/20/12	3,889,946	3,873,224	16,722
	Euro	Buy	12/20/12	777,735	776,092	1,643
	Hong Kong Dollar	Buy	12/20/12	1,044,665	1,044,759	(94)
	Japanese Yen	Sell	12/20/12	641,324	686,953	45,629
Royal Bank of Scotland PLC (The)
	British Pound	Sell	12/20/12	8,520,874	8,590,479	69,605
	Euro	Buy	12/20/12	1,882,876	1,845,201	37,675
	Euro	Sell	12/20/12	1,882,876	1,878,131	(4,745)
	Japanese Yen	Buy	12/20/12	143,691	149,144	(5,453)
	Japanese Yen	Sell	12/20/12	143,691	147,789	4,098
State Street Bank and Trust Co.
	Australian Dollar	Buy	12/20/12	1,031,885	1,026,412	5,473
	Canadian Dollar	Sell	12/20/12	596,262	593,634	(2,628)
	Euro	Buy	12/20/12	1,784,017	1,736,230	47,787
UBS AG
	Australian Dollar	Sell	12/20/12	815,084	810,653	(4,431)
	British Pound	Sell	12/20/12	3,152,171	3,177,615	25,444
	Euro	Buy	12/20/12	7,476,091	7,460,556	15,535
WestPac Banking Corp.
	Australian Dollar	Sell	12/20/12	502,080	499,393	(2,687)
	British Pound	Buy	12/20/12	1,579,370	1,591,697	(12,327)
	Euro	Buy	12/20/12	953,340	951,696	1,644
	Japanese Yen	Buy	12/20/12	2,091,467	2,152,453	(60,986)

Total						$283,650

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2012 through November 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $203,532,263.
(b)	The aggregate identified cost on a tax basis is $191,884,860, resulting in gross unrealized appreciation and depreciation of $24,081,974 and $12,389,489, respectively, or net unrealized appreciation of $11,692,485.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$10,739,224	$21,129,361	$21,670,614	$5,189	$10,197,971
	* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $197,612 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY *

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	60.7%
	United Kingdom	20.5
	Japan	5.9
	Germany	3.3
	Spain	2.4
	France	1.6
	China	1.4
	Portugal	1.3
	Italy	1.2
	Australia	1.2
	India	0.5

	Total	100.0%
	* Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $131,627 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $210,879 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $130,908.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Energy	$4,144,256	$—	$—
Industrials	3,474,355	—	—
Utilities	184,147,255	—	—
Total common stocks	191,765,866	—	—
Short-term investments	10,587,971	1,223,508	—

Totals by level	$202,353,837	$1,223,508	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$283,650	$—

Totals by level	$—	$283,650	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$548,976	$265,326

Total	$548,976	$265,326

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Utilities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2013